UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-08723

Upright Investments Trust

(Exact name of registrant as specified in charter)

349 Ridgedale Ave.

East Hanover, NJ 07936

(Address of principal executive offices) (Zip code)

David Y.S. Chiueh

349 Ridgedale Ave.

East Hanover, NJ 07936

(Name and address of agent for service)

Registrant's telephone number, including area code: 973-533-1818

Date of fiscal year end: September 30

Date of reporting period: December 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

December 31, 2019 (Unaudited)

Upright Growth Fund

Description	Quantity	Current Value	Weight
Equities
Bank Industry
Bank of America Corporation	6,000	211,320	1.92%

Basic Material
BHP Billiton Limited	500	27,355	0.25%
Dow Inc.	333	18,225	0.17%
DuPont de Nemours, Inc.	333	21,379	0.19%
Steelcase Inc.	7,000	143,220	1.30%
		210,179	1.91%

Chemicals Specialty
The Mosaic Company	200	4,328	0.04%

Consumer
Bed Bath & Beyond Inc.	8,500	147,050	1.34%

Drug Manufacturer-other
AbbVie Inc.	6,000	531,240	4.83%
Teva Pharmaceutical Industries Limited*	47,892	469,342	4.26%
		1,000,582	9.09%

Electronic Equipment
Apple Inc.	6,500	1,908,725	17.34%
Plug Power Inc.*	130,000	410,800	3.73%
		2,319,525	21.07%

Energy
Direxion Daily Energy Bull 3X Shares*	7,000	122,500	1.11%

Engineering & Construction
Johnson Controls International PLC	2,089	85,043	0.77%

Generic Drug

Bausch Health Companies Inc.	2,500	74,800	0.68%
Mylan N.V.*	17,030	342,303	3.11%
		417,103	3.79%

Healthcare Services
CVS Health Corporation	500	37,145	0.34%

Household
Whirlpool Corporation	100	14,753	0.13%

Internet Services
Alphabet Inc.*	100	133,702	1.21%
Facebook, Inc.*	300	61,575	0.56%
		195,277	1.77%

Inurance
Brighthouse Financial, Inc.*	1,000	39,230	0.36%
Genworth Financial, Inc.*	40,500	178,200	1.62%
MetLife, Inc.	2,500	127,425	1.16%
		344,855	3.13%

Machinery
Caterpillar Inc.	100	14,768	0.13%

Medical Supplies
Abbott Laboratories	500	43,430	0.39%

Oil
Chevron Corporation	300	36,153	0.33%
Transocean Ltd.	1,500	10,320	0.09%
		46,473	0.42%

Pharmaceutical
Lannett Company, Inc.*	50,000	441,000	4.01%

Precious Metal
ProShares Ultra Gold*	1,000	49,050	0.45%

Retail Special Lines
Alibaba Group Holding Limited*	2,000	424,200	3.85%

Semiconductor
Silicon Motion Technology Corporation	13,500	684,585	6.22%

Taiwan Semiconductor Manufacturing Company Limited	17,000	987,700	8.97%
		1,672,285	15.19%

Service - Restaurant
Starbucks Corporation	200	17,584	0.16%

IC Design
Himax Technologies, Inc.*	1,159,400	3,084,004	28.01%
		10,902,453	99.02%

Cash and Money Funds
Total Cash & Money Funds		108,344	0.98%
		11,010,797	100.00%

 *Non-income producing security

 PLC – Public Limited Company

As of December 31, 2019, the aggregate cost of securities excluding cash and money funds was $18,561,046. The aggregate gross unrealized depreciation for all securities totaled $7,658,593. This consisted of an aggregate gross unrealized appreciation of $ 3,873,345, and an aggregate gross unrealized depreciation of $11,531,938.

Security Valuation

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the readily available closing bid price on such exchanges or such System. Unlisted securities that are not included in such System are valued at the quoted bid price in the over-the-counter-market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Trustees.

Fair Value Measurements

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.

ASC 820-10 establishes a three-tier framework for measuring fair value based upon a hierarchy of inputs. The three levels of inputs are:

Level 1 – Unadjusted quoted prices active in markets for identical investments.

Level 2 – Other significant observable inputs (including quoted prices for identical investments on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default risk and similar data.)

Level 3 – Significant unobservable inputs, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, and would be based upon the best available information.

The following table summarizes the inputs used to value the Fund’s investments as of December 31, 2019:

Level 1	10,902,453
Level 2	-

Level 3	-
Total	10,902,453

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ David Y.S. Chiueh

David Y.S. Chiueh

Trustee

Date: March 2, 2020

By : /s/ David Y.S. Chiueh

David Y.S. Chiueh

Chief Financial Officer

Date: March 2, 2020

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08723

Upright Investments Trust

(Exact name of registrant as specified in charter)

349 Ridgedale Ave.

East Hanover, NJ 07936

(Address of principal executive offices)  (Zip code)

David Y.S. Chiueh

349 Ridgedale Ave.

East Hanover, NJ 07936

(Name and address of agent for service)

Registrant's telephone number, including area code: 973-533-1818

Date of fiscal year end: September 30

Date of reporting period: December 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

December 31, 2019 (Unaudited)

Upright Assets Allocation Plus Fund

Description	Quantity	Current Value	Weight
Equities
Consumer
Bed Bath & Beyond Inc.	1,000	17,300	2.02%

Drug Manufacturer-other
AbbVie Inc.	500	44,270	5.17%

Electronic
Kemet Corporation	1,100	29,755	3.48%

Generic Drug
Mylan N.V.	1,500	30,150	3.52%

Semiconductor
Silicon Motion Technology Corporation ADR	2,000	101,420	11.85%

IC Design
Himax Technologies, Inc.* ADR	40,000	106,400	12.44%

Internet Services
Baidu, Inc.* ADR	100	12,640	1.48%
		341,935	39.96%

Exchange Traded Funds
Direxion Daily Energy Bull 3X Shares*	500	8,750	1.02%
iShares MSCI EAFE Value ETF	200	9,986	1.17%
iShares Russell Mid-Cap Value ETF	100	9,477	1.11%
Vanguard FTSE All-World ex-Small Cap Index Fund ETF	100	11,110	1.30%
Vanguard Real Estate Index Fund ETF	200	18,558	2.17%
VictoryShares US Large Cap High Div Volatility Std ETF	100	5,060	0.59%
iShares MSCI China ETF	200	12,818	1.50%
KraneShares CSI China Internet ETF	400	19,472	2.28%
Vanguard Emerging Markets Stock Index Fund Institutional Shares	700	31,129	3.64%
		126,360	14.77%

Cash and Money Funds
Total Cash and Money Funds		387,353	45.27%
		855,648	100.00%

*Non-income producing security

 ADR – American Depositary Receipt

As of December 31, 2019, the aggregate cost of securities excluding cash and money funds was $645,854. The aggregate gross unrealized depreciation for all securities totaled $177,559. This consisted of an aggregate gross unrealized appreciation of $57,992, and an aggregate gross unrealized depreciation of $232,481.

Security Valuation

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the readily available closing bid price on such exchanges or such System. Unlisted securities that are not included in such System are valued at the quoted bid price in the over-the-counter-market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Trustees.

Fair Value Measurements

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.

ASC 820-10 establishes a three-tier framework for measuring fair value based upon a hierarchy of inputs. The three levels of inputs are:

Level 1 – Unadjusted quoted prices active in markets for identical investments.

Level 2 – Other significant observable inputs (including quoted prices for identical investments on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default risk and similar data.)

Level 3 – Significant unobservable inputs, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, and would be based upon the best available information.

The following table summarizes the inputs used to value the Fund’s investments as of December 31, 2019:

Level 1	468,295
Level 2	-
Level 3	-
Total	468,295

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ David Y.S. Chiueh

David Y.S. Chiueh

Trustee

Date: March 2, 2020

By : /s/ David Y.S. Chiueh

David Y.S. Chiueh

Chief Financial Officer

Date: March 2, 2020

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08723

Upright Investments Trust

(Exact name of registrant as specified in charter)

349 Ridgedale Ave.

East Hanover, NJ 07936

(Address of principal executive offices)  (Zip code)

David Y.S. Chiueh

349 Ridgedale Ave.

East Hanover, NJ 07936

(Name and address of agent for service)

Registrant's telephone number, including area code: 973-533-1818

Date of fiscal year end: September 30

Date of reporting period: December 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

December 31, 2019 (Unaudited)

Upright Growth & Income Fund

Description	Quantity	Current Value	Weight
Equities
Consumer
Bed Bath & Beyond Inc.	1,500	25,950	3.00%
Tapestry, Inc.	300	8,091	0.93%
		34,041	3.93%

Drug Manufacturer-other
AbbVie Inc.	600	53,124	6.13%
Teva Pharmaceutical Industries Limited*	2,000	19,600	2.26%
		72,724	8.39%

Electrical Industry
General Electric Company	1,000	11,160	1.29%

Exchange Traded Fund
ProShares S&P 500 Dividend Aristocrats ETF	50	3,780	0.44%

Financial Service
Goldman Sachs Group Inc	200	45,986	5.31%

Healthcare Services
CVS Health Corporation	300	22,287	2.57%

Leisure
The Walt Disney Company	200	28,926	3.34%

Oil
Exxon Mobil Corporation	300	20,934	2.42%

Pharmaceutical
Walgreens Boots Alliance, Inc.	500	29,480	3.40%

Semiconductor
Nvidia Corp	150	35,295	4.07%
Silicon Motion Technology Corporation	1,500	76,065	8.78%
		111,360	12.85%

IC Design
Himax Technologies, Inc.*	50,000	133,000	15.35%
		513,678	59.29%

Cash and Money Funds
Total Cash and Money Funds		352,680	40.71%
		866,358	100.00%

*Non-income producing security

 ADR – American Depositary Receipt

As of December 31, 2019, the aggregate cost of securities excluding cash and money funds was $700,359. The aggregate gross unrealized depreciation for all securities totaled $186,681. This consisted of an aggregate gross unrealized appreciation of $67,403, and an aggregate gross unrealized depreciation of $254,084.

Security Valuation

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the readily available closing bid price on such exchanges or such System. Unlisted securities that are not included in such System are valued at the quoted bid price in the over-the-counter-market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Trustees.

Fair Value Measurements

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.

ASC 820-10 establishes a three-tier framework for measuring fair value based upon a hierarchy of inputs. The three levels of inputs are:

Level 1 – Unadjusted quoted prices active in markets for identical investments.

Level 2 – Other significant observable inputs (including quoted prices for identical investments on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default risk and similar data.)

Level 3 – Significant unobservable inputs, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, and would be based upon the best available information.

The following table summarizes the inputs used to value the Fund’s investments as of June 30, 2019:

Level 1	513,678
Level 2	-
Level 3	-
Total	513,678

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ David Y.S. Chiueh

David Y.S. Chiueh

Trustee

Date: March 2, 2020

By : /s/ David Y.S. Chiueh

David Y.S. Chiueh

Chief Financial Officer

Date: March 2, 2020